Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 22, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, we grant stock options to employees, including our named executive officers. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our Director Compensation Plan, as further described under the heading
“—Non-Employee
Director Compensation Plan” above. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Neither our Board nor our Compensation Committee takes material non-public
information (“MNPI”) about the Company into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation
S-K.

Name (a)	Grant date (b)		Number of securities underlying the award (c)	Exercise price of the award ($/Share) (d)	Grant date fair value of the award ($) (e) (1)
Percentage change in the closing market

price of the securities underlying the award

between the trading day ending

immediately prior to the disclosure of

material nonpublic information and the

trading day beginning immediately

following the disclosure of material

nonpublic information (%) (f)

Dr. Remy Luthringer	12/22/2025	(2)	2,250,000	3.98	$8,190,000	2.0%

Geoffrey Race	12/22/2025	(2)	1,500,000	3.98	$5,460,000	2.0%

Frederick Ahlholm	12/22/2025	(2)	500,000	3.98	$1,820,000	2.0%

(1)
Amounts represent grant date fair values of the stock options computed in accordance with ASC Topic 718. Assumptions used in valuing options are described in Note 8 to our consolidated financial statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025, filed with the SEC on March 11, 2026. The aggregate grant date fair value does not take into account any estimated forfeitures related to service-vesting conditions. These amounts do not reflect the actual economic value that will be realized by the named executive officers upon the vesting or exercise of the stock options, or the sale of the Common Stock underlying such stock options.

(2)
On December 22, 2025, our Board approved and priced certain equity compensation awards in the form of stock options to our named executive officers, which coincided with a Current Report on Form
8-K
announcing the results of our 2025 Annual Meeting.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation
S-K.

Name (a)	Grant date (b)		Number of securities underlying the award (c)	Exercise price of the award ($/Share) (d)	Grant date fair value of the award ($) (e) (1)
Percentage change in the closing market

price of the securities underlying the award

between the trading day ending

immediately prior to the disclosure of

material nonpublic information and the

trading day beginning immediately

following the disclosure of material

nonpublic information (%) (f)

Dr. Remy Luthringer	12/22/2025	(2)	2,250,000	3.98	$8,190,000	2.0%

Geoffrey Race	12/22/2025	(2)	1,500,000	3.98	$5,460,000	2.0%

Frederick Ahlholm	12/22/2025	(2)	500,000	3.98	$1,820,000	2.0%

(1)
Amounts represent grant date fair values of the stock options computed in accordance with ASC Topic 718. Assumptions used in valuing options are described in Note 8 to our consolidated financial statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025, filed with the SEC on March 11, 2026. The aggregate grant date fair value does not take into account any estimated forfeitures related to service-vesting conditions. These amounts do not reflect the actual economic value that will be realized by the named executive officers upon the vesting or exercise of the stock options, or the sale of the Common Stock underlying such stock options.

(2)
On December 22, 2025, our Board approved and priced certain equity compensation awards in the form of stock options to our named executive officers, which coincided with a Current Report on Form
8-K
announcing the results of our 2025 Annual Meeting.

Dr Remy Luthringer [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. RemyLuthringer
Underlying Securities		2,250,000
Exercise Price | $ / shares		$ 3.98
Fair Value as of Grant Date | $		$ 8,190,000
Underlying Security Market Price Change		0.02
Geoffrey Race [Member]
Awards Close in Time to MNPI Disclosures
Name		Geoffrey Race
Underlying Securities		1,500,000
Exercise Price | $ / shares		$ 3.98
Fair Value as of Grant Date | $		$ 5,460,000
Underlying Security Market Price Change		0.02
Frederick Ahlholm [Member]
Awards Close in Time to MNPI Disclosures
Name		Frederick Ahlholm
Underlying Securities		500,000
Exercise Price | $ / shares		$ 3.98
Fair Value as of Grant Date | $		$ 1,820,000
Underlying Security Market Price Change		0.02